Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Index Funds
Entity Central Index Key	0000036405
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000007773
Shareholder Report [Line Items]
Fund Name	500 Index Fund
Class Name	Investor Shares
Trading Symbol	VFINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Standard & Poor's 500 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Information technology, the index’s largest sector by weight, posted extremely strong results and was by far the greatest contributor to return. Financials and communication services were also among the top contributors.

Line Graph [Table Text Block]
	Investor Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,091	$10,095	$10,180
2015	$10,117	$10,123	$10,192
2015	$9,462	$9,471	$9,451
2015	$10,125	$10,138	$10,044
2016	$10,258	$10,275	$10,136
2016	$10,506	$10,527	$10,401
2016	$10,907	$10,933	$10,862
2016	$11,321	$11,351	$11,312
2017	$12,004	$12,039	$11,967
2017	$12,370	$12,411	$12,327
2017	$12,920	$12,967	$12,890
2017	$13,774	$13,829	$13,705
2018	$13,665	$13,724	$13,623
2018	$14,129	$14,195	$14,150
2018	$15,213	$15,290	$15,156
2018	$13,151	$13,223	$12,979
2019	$14,942	$15,027	$14,802
2019	$15,580	$15,674	$15,407
2019	$15,840	$15,940	$15,582
2019	$17,271	$17,386	$16,990
2020	$13,880	$13,979	$13,429
2020	$16,728	$16,850	$16,395
2020	$18,215	$18,355	$17,883
2020	$20,423	$20,585	$20,523
2021	$21,679	$21,856	$21,846
2021	$23,523	$23,724	$23,657
2021	$23,651	$23,863	$23,629
2021	$26,250	$26,494	$25,788
2022	$25,034	$25,276	$24,396
2022	$20,995	$21,206	$20,288
2022	$19,963	$20,170	$19,362
2022	$21,465	$21,696	$20,752
2023	$23,065	$23,322	$22,255
2023	$25,073	$25,361	$24,123
2023	$24,244	$24,531	$23,329
2023	$27,069	$27,399	$26,160
2024	$29,916	$30,291	$28,788
2024	$31,186	$31,589	$29,720
2024	$33,010	$33,448	$31,551
2024	$33,794	$34,254	$32,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	24.84%	14.37%	12.95%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 1,350,332,000,000
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 20,816,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$1,350,332
Number of Portfolio Holdings	516
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$20,816

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	9.4%
Consumer Discretionary	11.2%
Consumer Staples	5.5%
Energy	3.2%
Financials	13.6%
Health Care	10.1%
Industrials	8.1%
Information Technology	32.4%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092055
Shareholder Report [Line Items]
Fund Name	500 Index Fund
Class Name	ETF Shares
Trading Symbol	VOO
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Standard & Poor's 500 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Information technology, the index’s largest sector by weight, posted extremely strong results and was by far the greatest contributor to return. Financials and communication services were also among the top contributors.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,094	$10,095	$10,180
2015	$10,123	$10,123	$10,192
2015	$9,469	$9,471	$9,451
2015	$10,135	$10,138	$10,044
2016	$10,271	$10,275	$10,136
2016	$10,522	$10,527	$10,401
2016	$10,927	$10,933	$10,862
2016	$11,345	$11,351	$11,312
2017	$12,031	$12,039	$11,967
2017	$12,401	$12,411	$12,327
2017	$12,956	$12,967	$12,890
2017	$13,816	$13,829	$13,705
2018	$13,708	$13,724	$13,623
2018	$14,177	$14,195	$14,150
2018	$15,269	$15,290	$15,156
2018	$13,205	$13,223	$12,979
2019	$15,007	$15,027	$14,802
2019	$15,651	$15,674	$15,407
2019	$15,917	$15,940	$15,582
2019	$17,359	$17,386	$16,990
2020	$13,952	$13,979	$13,429
2020	$16,818	$16,850	$16,395
2020	$18,319	$18,355	$17,883
2020	$20,544	$20,585	$20,523
2021	$21,812	$21,856	$21,846
2021	$23,675	$23,724	$23,657
2021	$23,810	$23,863	$23,629
2021	$26,432	$26,494	$25,788
2022	$25,213	$25,276	$24,396
2022	$21,152	$21,206	$20,288
2022	$20,116	$20,170	$19,362
2022	$21,635	$21,696	$20,752
2023	$23,254	$23,322	$22,255
2023	$25,284	$25,361	$24,123
2023	$24,454	$24,531	$23,329
2023	$27,314	$27,399	$26,160
2024	$30,194	$30,291	$28,788
2024	$31,485	$31,589	$29,720
2024	$33,335	$33,448	$31,551
2024	$34,136	$34,254	$32,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	24.98%	14.48%	13.06%
ETF Shares Market Price	24.94%	14.49%	13.06%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 1,350,332,000,000
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 20,816,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$1,350,332
Number of Portfolio Holdings	516
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$20,816

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	9.4%
Consumer Discretionary	11.2%
Consumer Staples	5.5%
Energy	3.2%
Financials	13.6%
Health Care	10.1%
Industrials	8.1%
Information Technology	32.4%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007774
Shareholder Report [Line Items]
Fund Name	500 Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Standard & Poor's 500 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Information technology, the index’s largest sector by weight, posted extremely strong results and was by far the greatest contributor to return. Financials and communication services were also among the top contributors.

Line Graph [Table Text Block]
	Admiral Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,094	$10,095	$10,180
2015	$10,123	$10,123	$10,192
2015	$9,470	$9,471	$9,451
2015	$10,136	$10,138	$10,044
2016	$10,272	$10,275	$10,136
2016	$10,523	$10,527	$10,401
2016	$10,928	$10,933	$10,862
2016	$11,345	$11,351	$11,312
2017	$12,032	$12,039	$11,967
2017	$12,402	$12,411	$12,327
2017	$12,957	$12,967	$12,890
2017	$13,817	$13,829	$13,705
2018	$13,711	$13,724	$13,623
2018	$14,180	$14,195	$14,150
2018	$15,272	$15,290	$15,156
2018	$13,205	$13,223	$12,979
2019	$15,007	$15,027	$14,802
2019	$15,651	$15,674	$15,407
2019	$15,917	$15,940	$15,582
2019	$17,359	$17,386	$16,990
2020	$13,955	$13,979	$13,429
2020	$16,821	$16,850	$16,395
2020	$18,322	$18,355	$17,883
2020	$20,547	$20,585	$20,523
2021	$21,816	$21,856	$21,846
2021	$23,678	$23,724	$23,657
2021	$23,813	$23,863	$23,629
2021	$26,437	$26,494	$25,788
2022	$25,218	$25,276	$24,396
2022	$21,155	$21,206	$20,288
2022	$20,120	$20,170	$19,362
2022	$21,639	$21,696	$20,752
2023	$23,258	$23,322	$22,255
2023	$25,289	$25,361	$24,123
2023	$24,459	$24,531	$23,329
2023	$27,316	$27,399	$26,160
2024	$30,196	$30,291	$28,788
2024	$31,486	$31,589	$29,720
2024	$33,336	$33,448	$31,551
2024	$34,136	$34,254	$32,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	24.97%	14.48%	13.06%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 1,350,332,000,000
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 20,816,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$1,350,332
Number of Portfolio Holdings	516
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$20,816

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	9.4%
Consumer Discretionary	11.2%
Consumer Staples	5.5%
Energy	3.2%
Financials	13.6%
Health Care	10.1%
Industrials	8.1%
Information Technology	32.4%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000170274
Shareholder Report [Line Items]
Fund Name	500 Index Fund
Class Name	Institutional Select Share Class
Trading Symbol	VFFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Share Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Standard & Poor's 500 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Information technology, the index’s largest sector by weight, posted extremely strong results and was by far the greatest contributor to return. Financials and communication services were also among the top contributors.

Line Graph [Table Text Block]
	Institutional Select Share Class	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
6/24/16	$5,000,000,000	$5,000,000,000	$5,000,000,000
6/30/16	$5,152,656,423	$5,152,577,879	$5,147,526,005
9/30/16	$5,351,187,741	$5,351,059,644	$5,375,816,703
12/31/16	$5,556,006,018	$5,555,696,904	$5,598,236,535
3/31/17	$5,892,894,070	$5,892,712,361	$5,922,524,381
6/30/17	$6,074,753,290	$6,074,688,823	$6,100,664,780
9/30/17	$6,347,363,071	$6,346,856,796	$6,379,289,163
12/31/17	$6,769,029,785	$6,768,592,456	$6,782,952,897
3/31/18	$6,717,278,809	$6,717,209,557	$6,741,940,992
6/30/18	$6,947,757,117	$6,947,870,304	$7,003,081,023
9/30/18	$7,482,903,724	$7,483,604,398	$7,500,775,615
12/31/18	$6,471,250,501	$6,471,833,716	$6,423,697,564
3/31/19	$7,354,824,829	$7,355,108,910	$7,325,617,960
6/30/19	$7,671,344,837	$7,671,660,236	$7,625,109,507
9/30/19	$7,801,522,865	$7,801,946,815	$7,711,778,735
12/31/19	$8,509,172,295	$8,509,582,474	$8,408,617,168
3/31/20	$6,840,975,216	$6,841,875,118	$6,646,103,521
6/30/20	$8,246,765,462	$8,247,419,786	$8,114,140,460
9/30/20	$8,983,316,644	$8,983,867,536	$8,850,466,588
12/31/20	$10,074,899,875	$10,075,241,770	$10,156,825,684
3/31/21	$10,697,837,957	$10,697,385,154	$10,811,806,098
6/30/21	$11,612,520,867	$11,611,886,545	$11,707,876,485
9/30/21	$11,679,484,952	$11,679,473,268	$11,694,013,568
12/31/21	$12,966,880,998	$12,967,381,916	$12,762,816,558
3/31/22	$12,369,716,273	$12,371,075,462	$12,073,696,590
6/30/22	$10,377,912,168	$10,379,193,451	$10,040,888,900
9/30/22	$9,870,672,629	$9,872,419,381	$9,582,695,685
12/31/22	$10,616,603,624	$10,618,876,858	$10,270,354,382
3/31/23	$11,412,417,469	$11,414,983,990	$11,014,354,644
6/30/23	$12,409,716,259	$12,412,896,177	$11,938,732,090
9/30/23	$12,003,083,172	$12,006,570,925	$11,545,986,839
12/31/23	$13,406,371,682	$13,410,327,659	$12,946,697,507
3/31/24	$14,820,903,364	$14,825,911,958	$14,247,286,498
6/30/24	$15,455,416,801	$15,461,022,779	$14,708,800,136
9/30/24	$16,364,579,246	$16,371,147,757	$15,614,812,637
12/31/24	$16,758,463,256	$16,765,554,148	$16,037,724,646

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 6/24/16
Institutional Select Share Class	25.00%	14.52%	15.25%
S&P 500 Index	25.02%	14.53%	15.26%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	14.66%

AssetsNet	$ 1,350,332,000,000
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 20,816,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$1,350,332
Number of Portfolio Holdings	516
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$20,816

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	9.4%
Consumer Discretionary	11.2%
Consumer Staples	5.5%
Energy	3.2%
Financials	13.6%
Health Care	10.1%
Industrials	8.1%
Information Technology	32.4%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007775
Shareholder Report [Line Items]
Fund Name	Value Index Fund
Class Name	Investor Shares
Trading Symbol	VIVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Nine of the benchmark’s 11 industry sectors posted positive returns. Financials, industrials, and technology stocks contributed the most to the benchmark’s return. Basic materials and health care, the two sectors that posted negative returns, detracted slightly.

  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 10%, annualized.

Line Graph [Table Text Block]
	Investor Shares	CRSP US Large Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$9,940	$9,945	$10,180
2015	$9,984	$9,993	$10,192
2015	$9,257	$9,268	$9,451
2015	$9,897	$9,914	$10,044
2016	$10,055	$10,078	$10,136
2016	$10,434	$10,462	$10,401
2016	$10,748	$10,781	$10,862
2016	$11,554	$11,592	$11,312
2017	$11,926	$11,972	$11,967
2017	$12,140	$12,192	$12,327
2017	$12,641	$12,696	$12,890
2017	$13,517	$13,581	$13,705
2018	$13,200	$13,270	$13,623
2018	$13,361	$13,438	$14,150
2018	$14,338	$14,421	$15,156
2018	$12,767	$12,848	$12,979
2019	$14,136	$14,230	$14,802
2019	$14,668	$14,770	$15,407
2019	$14,826	$14,937	$15,582
2019	$16,045	$16,169	$16,990
2020	$12,033	$12,126	$13,429
2020	$13,560	$13,670	$16,395
2020	$14,318	$14,438	$17,883
2020	$16,394	$16,535	$20,523
2021	$18,186	$18,353	$21,846
2021	$19,135	$19,316	$23,657
2021	$18,947	$19,134	$23,629
2021	$20,707	$20,920	$25,788
2022	$20,906	$21,128	$24,396
2022	$18,753	$18,959	$20,288
2022	$17,671	$17,874	$19,362
2022	$20,255	$20,498	$20,752
2023	$20,050	$20,293	$22,255
2023	$20,759	$21,018	$24,123
2023	$20,266	$20,529	$23,329
2023	$22,100	$22,378	$26,160
2024	$24,248	$24,561	$28,788
2024	$24,013	$24,332	$29,720
2024	$26,268	$26,628	$31,551
2024	$25,601	$25,959	$32,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	15.84%	9.80%	9.86%
CRSP US Large Cap Value Index	16.00%	9.93%	10.01%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 183,569,000,000
Holdings Count | Holding	348
Advisory Fees Paid, Amount	$ 3,184,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$183,569
Number of Portfolio Holdings	348
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$3,184

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.8%
Consumer Discretionary	9.2%
Consumer Staples	8.6%
Energy	6.6%
Financials	21.6%
Health Care	15.5%
Industrials	15.6%
Real Estate	3.1%
Technology	8.9%
Telecommunications	3.4%
Utilities	5.5%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007778
Shareholder Report [Line Items]
Fund Name	Value Index Fund
Class Name	ETF Shares
Trading Symbol	VTV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Nine of the benchmark’s 11 industry sectors posted positive returns. Financials, industrials, and technology stocks contributed the most to the benchmark’s return. Basic materials and health care, the two sectors that posted negative returns, detracted slightly.

  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 10%, annualized.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	CRSP US Large Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$9,945	$9,945	$10,180
2015	$9,993	$9,993	$10,192
2015	$9,266	$9,268	$9,451
2015	$9,911	$9,914	$10,044
2016	$10,074	$10,078	$10,136
2016	$10,456	$10,462	$10,401
2016	$10,775	$10,781	$10,862
2016	$11,585	$11,592	$11,312
2017	$11,963	$11,972	$11,967
2017	$12,181	$12,192	$12,327
2017	$12,686	$12,696	$12,890
2017	$13,568	$13,581	$13,705
2018	$13,258	$13,270	$13,623
2018	$13,424	$13,438	$14,150
2018	$14,409	$14,421	$15,156
2018	$12,837	$12,848	$12,979
2019	$14,220	$14,230	$14,802
2019	$14,758	$14,770	$15,407
2019	$14,924	$14,937	$15,582
2019	$16,155	$16,169	$16,990
2020	$12,111	$12,126	$13,429
2020	$13,655	$13,670	$16,395
2020	$14,421	$14,438	$17,883
2020	$16,516	$16,535	$20,523
2021	$18,327	$18,353	$21,846
2021	$19,290	$19,316	$23,657
2021	$19,106	$19,134	$23,629
2021	$20,887	$20,920	$25,788
2022	$21,094	$21,128	$24,396
2022	$18,926	$18,959	$20,288
2022	$17,842	$17,874	$19,362
2022	$20,459	$20,498	$20,752
2023	$20,258	$20,293	$22,255
2023	$20,981	$21,018	$24,123
2023	$20,495	$20,529	$23,329
2023	$22,354	$22,378	$26,160
2024	$24,536	$24,561	$28,788
2024	$24,307	$24,332	$29,720
2024	$26,598	$26,628	$31,551
2024	$25,930	$25,959	$32,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	16.00%	9.93%	10.00%
ETF Shares Market Price	15.94%	9.93%	10.00%
CRSP US Large Cap Value Index	16.00%	9.93%	10.01%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 183,569,000,000
Holdings Count | Holding	348
Advisory Fees Paid, Amount	$ 3,184,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$183,569
Number of Portfolio Holdings	348
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$3,184

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.8%
Consumer Discretionary	9.2%
Consumer Staples	8.6%
Energy	6.6%
Financials	21.6%
Health Care	15.5%
Industrials	15.6%
Real Estate	3.1%
Technology	8.9%
Telecommunications	3.4%
Utilities	5.5%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007776
Shareholder Report [Line Items]
Fund Name	Value Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VVIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Nine of the benchmark’s 11 industry sectors posted positive returns. Financials, industrials, and technology stocks contributed the most to the benchmark’s return. Basic materials and health care, the two sectors that posted negative returns, detracted slightly.

  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 10%, annualized.

Line Graph [Table Text Block]
	Admiral Shares	CRSP US Large Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$9,943	$9,945	$10,180
2015	$9,994	$9,993	$10,192
2015	$9,266	$9,268	$9,451
2015	$9,914	$9,914	$10,044
2016	$10,076	$10,078	$10,136
2016	$10,459	$10,462	$10,401
2016	$10,777	$10,781	$10,862
2016	$11,586	$11,592	$11,312
2017	$11,963	$11,972	$11,967
2017	$12,181	$12,192	$12,327
2017	$12,687	$12,696	$12,890
2017	$13,570	$13,581	$13,705
2018	$13,256	$13,270	$13,623
2018	$13,425	$13,438	$14,150
2018	$14,408	$14,421	$15,156
2018	$12,833	$12,848	$12,979
2019	$14,214	$14,230	$14,802
2019	$14,751	$14,770	$15,407
2019	$14,919	$14,937	$15,582
2019	$16,147	$16,169	$16,990
2020	$12,114	$12,126	$13,429
2020	$13,656	$13,670	$16,395
2020	$14,423	$14,438	$17,883
2020	$16,517	$16,535	$20,523
2021	$18,332	$18,353	$21,846
2021	$19,295	$19,316	$23,657
2021	$19,110	$19,134	$23,629
2021	$20,893	$20,920	$25,788
2022	$21,099	$21,128	$24,396
2022	$18,928	$18,959	$20,288
2022	$17,842	$17,874	$19,362
2022	$20,458	$20,498	$20,752
2023	$20,257	$20,293	$22,255
2023	$20,976	$21,018	$24,123
2023	$20,488	$20,529	$23,329
2023	$22,349	$22,378	$26,160
2024	$24,529	$24,561	$28,788
2024	$24,300	$24,332	$29,720
2024	$26,589	$26,628	$31,551
2024	$25,922	$25,959	$32,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	15.99%	9.93%	9.99%
CRSP US Large Cap Value Index	16.00%	9.93%	10.01%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 183,569,000,000
Holdings Count | Holding	348
Advisory Fees Paid, Amount	$ 3,184,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$183,569
Number of Portfolio Holdings	348
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$3,184

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.8%
Consumer Discretionary	9.2%
Consumer Staples	8.6%
Energy	6.6%
Financials	21.6%
Health Care	15.5%
Industrials	15.6%
Real Estate	3.1%
Technology	8.9%
Telecommunications	3.4%
Utilities	5.5%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007777
Shareholder Report [Line Items]
Fund Name	Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Nine of the benchmark’s 11 industry sectors posted positive returns. Financials, industrials, and technology stocks contributed the most to the benchmark’s return. Basic materials and health care, the two sectors that posted negative returns, detracted slightly.

  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 10%, annualized.

Line Graph [Table Text Block]
	Institutional Shares	CRSP US Large Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$4,971,871	$4,972,417	$5,090,054
2015	$4,997,132	$4,996,694	$5,096,078
2015	$4,633,467	$4,633,912	$4,725,720
2015	$4,957,449	$4,957,090	$5,022,045
2016	$5,038,463	$5,039,202	$5,067,957
2016	$5,228,516	$5,231,204	$5,200,452
2016	$5,387,648	$5,390,397	$5,431,090
2016	$5,793,893	$5,796,215	$5,655,796
2017	$5,982,618	$5,986,133	$5,983,419
2017	$6,091,751	$6,095,828	$6,163,391
2017	$6,345,137	$6,347,989	$6,444,880
2017	$6,787,159	$6,790,674	$6,852,694
2018	$6,630,022	$6,635,131	$6,811,260
2018	$6,713,109	$6,718,831	$7,075,085
2018	$7,206,680	$7,210,685	$7,577,897
2018	$6,419,144	$6,423,969	$6,489,745
2019	$7,110,127	$7,115,160	$7,400,938
2019	$7,378,575	$7,385,021	$7,703,509
2019	$7,461,109	$7,468,329	$7,791,070
2019	$8,077,237	$8,084,677	$8,495,073
2020	$6,058,450	$6,062,775	$6,714,437
2020	$6,831,676	$6,834,765	$8,197,568
2020	$7,215,743	$7,219,016	$8,941,465
2020	$8,263,233	$8,267,664	$10,261,256
2021	$9,171,467	$9,176,280	$10,922,971
2021	$9,651,696	$9,658,231	$11,828,254
2021	$9,561,424	$9,567,038	$11,814,249
2021	$10,451,673	$10,459,819	$12,894,041
2022	$10,555,266	$10,564,008	$12,197,836
2022	$9,470,991	$9,479,492	$10,144,127
2022	$8,927,581	$8,936,975	$9,681,223
2022	$10,236,935	$10,249,191	$10,375,952
2023	$10,134,759	$10,146,305	$11,127,602
2023	$10,496,886	$10,508,927	$12,061,484
2023	$10,252,655	$10,264,457	$11,664,700
2023	$11,184,377	$11,189,053	$13,079,813
2024	$12,275,563	$12,280,309	$14,393,774
2024	$12,161,116	$12,165,804	$14,860,033
2024	$13,307,346	$13,314,035	$15,775,361
2024	$12,971,589	$12,979,750	$16,202,621

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	15.98%	9.94%	10.00%
CRSP US Large Cap Value Index	16.00%	9.93%	10.01%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 183,569,000,000
Holdings Count | Holding	348
Advisory Fees Paid, Amount	$ 3,184,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$183,569
Number of Portfolio Holdings	348
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$3,184

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.8%
Consumer Discretionary	9.2%
Consumer Staples	8.6%
Energy	6.6%
Financials	21.6%
Health Care	15.5%
Industrials	15.6%
Real Estate	3.1%
Technology	8.9%
Telecommunications	3.4%
Utilities	5.5%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007783
Shareholder Report [Line Items]
Fund Name	Growth Index Fund
Class Name	Investor Shares
Trading Symbol	VIGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.17%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Ten of the benchmark’s 11 industry sectors posted positive returns. Technology stocks contributed by far the most to the benchmark’s return. Consumer discretionary, industrials, and health care also performed well. Consumer staples detracted slightly.

  For the decade ended December 31, 2024, the Fund tracked its benchmark, which returned nearly 16%, annualized.

Line Graph [Table Text Block]
	Investor Shares	CRSP US Large Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,340	$10,346	$10,180
2015	$10,314	$10,325	$10,192
2015	$9,690	$9,705	$9,451
2015	$10,317	$10,338	$10,044
2016	$10,349	$10,376	$10,136
2016	$10,451	$10,482	$10,401
2016	$10,985	$11,021	$10,862
2016	$10,936	$10,975	$11,312
2017	$11,981	$12,031	$11,967
2017	$12,540	$12,598	$12,327
2017	$13,145	$13,210	$12,890
2017	$13,959	$14,032	$13,705
2018	$14,118	$14,200	$13,623
2018	$14,947	$15,038	$14,150
2018	$16,107	$16,208	$15,156
2018	$13,475	$13,563	$12,979
2019	$15,747	$15,858	$14,802
2019	$16,488	$16,612	$15,407
2019	$16,814	$16,945	$15,582
2019	$18,473	$18,624	$16,990
2020	$15,930	$16,069	$13,429
2020	$20,551	$20,739	$16,395
2020	$23,214	$23,438	$17,883
2020	$25,864	$26,124	$20,523
2021	$26,244	$26,516	$21,846
2021	$29,303	$29,621	$23,657
2021	$29,698	$30,031	$23,629
2021	$32,873	$33,255	$25,788
2022	$29,482	$29,837	$24,396
2022	$22,867	$23,148	$20,288
2022	$21,992	$22,272	$19,362
2022	$21,951	$22,239	$20,752
2023	$25,731	$26,079	$22,255
2023	$29,225	$29,635	$24,123
2023	$28,137	$28,543	$23,329
2023	$32,181	$32,660	$26,160
2024	$35,678	$36,224	$28,788
2024	$38,757	$39,368	$29,720
2024	$39,875	$40,521	$31,551
2024	$42,641	$43,351	$32,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	32.50%	18.21%	15.61%
CRSP US Large Cap Growth Index	32.73%	18.41%	15.80%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 284,976,000,000
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 4,355,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$284,976
Number of Portfolio Holdings	183
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$4,355

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	0.7%
Consumer Discretionary	19.8%
Consumer Staples	0.4%
Energy	0.8%
Financials	2.7%
Health Care	5.7%
Industrials	8.4%
Real Estate	1.3%
Technology	59.0%
Telecommunications	0.9%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007786
Shareholder Report [Line Items]
Fund Name	Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VUG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Ten of the benchmark’s 11 industry sectors posted positive returns. Technology stocks contributed by far the most to the benchmark’s return. Consumer discretionary, industrials, and health care also performed well. Consumer staples detracted slightly.

  For the decade ended December 31, 2024, the Fund tracked its benchmark, which returned nearly 16%, annualized.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	CRSP US Large Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,344	$10,346	$10,180
2015	$10,321	$10,325	$10,192
2015	$9,701	$9,705	$9,451
2015	$10,332	$10,338	$10,044
2016	$10,367	$10,376	$10,136
2016	$10,473	$10,482	$10,401
2016	$11,010	$11,021	$10,862
2016	$10,965	$10,975	$11,312
2017	$12,018	$12,031	$11,967
2017	$12,583	$12,598	$12,327
2017	$13,193	$13,210	$12,890
2017	$14,013	$14,032	$13,705
2018	$14,179	$14,200	$13,623
2018	$15,016	$15,038	$14,150
2018	$16,185	$16,208	$15,156
2018	$13,548	$13,563	$12,979
2019	$15,838	$15,858	$14,802
2019	$16,588	$16,612	$15,407
2019	$16,920	$16,945	$15,582
2019	$18,595	$18,624	$16,990
2020	$16,040	$16,069	$13,429
2020	$20,697	$20,739	$16,395
2020	$23,388	$23,438	$17,883
2020	$26,064	$26,124	$20,523
2021	$26,455	$26,516	$21,846
2021	$29,549	$29,621	$23,657
2021	$29,956	$30,031	$23,629
2021	$33,171	$33,255	$25,788
2022	$29,760	$29,837	$24,396
2022	$23,087	$23,148	$20,288
2022	$22,212	$22,272	$19,362
2022	$22,181	$22,239	$20,752
2023	$26,007	$26,079	$22,255
2023	$29,548	$29,635	$24,123
2023	$28,458	$28,543	$23,329
2023	$32,558	$32,660	$26,160
2024	$36,109	$36,224	$28,788
2024	$39,237	$39,368	$29,720
2024	$40,384	$40,521	$31,551
2024	$43,199	$43,351	$32,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	32.68%	18.36%	15.76%
ETF Shares Market Price	32.64%	18.37%	15.76%
CRSP US Large Cap Growth Index	32.73%	18.41%	15.80%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 284,976,000,000
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 4,355,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$284,976
Number of Portfolio Holdings	183
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$4,355

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	0.7%
Consumer Discretionary	19.8%
Consumer Staples	0.4%
Energy	0.8%
Financials	2.7%
Health Care	5.7%
Industrials	8.4%
Real Estate	1.3%
Technology	59.0%
Telecommunications	0.9%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007784
Shareholder Report [Line Items]
Fund Name	Growth Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VIGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Ten of the benchmark’s 11 industry sectors posted positive returns. Technology stocks contributed by far the most to the benchmark’s return. Consumer discretionary, industrials, and health care also performed well. Consumer staples detracted slightly.

  For the decade ended December 31, 2024, the Fund tracked its benchmark, which returned nearly 16%, annualized.

Line Graph [Table Text Block]
	Admiral Shares	CRSP US Large Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,344	$10,346	$10,180
2015	$10,320	$10,325	$10,192
2015	$9,699	$9,705	$9,451
2015	$10,330	$10,338	$10,044
2016	$10,365	$10,376	$10,136
2016	$10,470	$10,482	$10,401
2016	$11,009	$11,021	$10,862
2016	$10,963	$10,975	$11,312
2017	$12,014	$12,031	$11,967
2017	$12,579	$12,598	$12,327
2017	$13,190	$13,210	$12,890
2017	$14,010	$14,032	$13,705
2018	$14,175	$14,200	$13,623
2018	$15,012	$15,038	$14,150
2018	$16,180	$16,208	$15,156
2018	$13,542	$13,563	$12,979
2019	$15,828	$15,858	$14,802
2019	$16,579	$16,612	$15,407
2019	$16,911	$16,945	$15,582
2019	$18,584	$18,624	$16,990
2020	$16,031	$16,069	$13,429
2020	$20,687	$20,739	$16,395
2020	$23,378	$23,438	$17,883
2020	$26,053	$26,124	$20,523
2021	$26,443	$26,516	$21,846
2021	$29,534	$29,621	$23,657
2021	$29,940	$30,031	$23,629
2021	$33,153	$33,255	$25,788
2022	$29,743	$29,837	$24,396
2022	$23,074	$23,148	$20,288
2022	$22,198	$22,272	$19,362
2022	$22,166	$22,239	$20,752
2023	$25,989	$26,079	$22,255
2023	$29,527	$29,635	$24,123
2023	$28,435	$28,543	$23,329
2023	$32,533	$32,660	$26,160
2024	$36,078	$36,224	$28,788
2024	$39,203	$39,368	$29,720
2024	$40,348	$40,521	$31,551
2024	$43,159	$43,351	$32,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	32.66%	18.36%	15.75%
CRSP US Large Cap Growth Index	32.73%	18.41%	15.80%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 284,976,000,000
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 4,355,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$284,976
Number of Portfolio Holdings	183
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$4,355

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	0.7%
Consumer Discretionary	19.8%
Consumer Staples	0.4%
Energy	0.8%
Financials	2.7%
Health Care	5.7%
Industrials	8.4%
Real Estate	1.3%
Technology	59.0%
Telecommunications	0.9%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007785
Shareholder Report [Line Items]
Fund Name	Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Ten of the benchmark’s 11 industry sectors posted positive returns. Technology stocks contributed by far the most to the benchmark’s return. Consumer discretionary, industrials, and health care also performed well. Consumer staples detracted slightly.

  For the decade ended December 31, 2024, the Fund tracked its benchmark, which returned nearly 16%, annualized.

Line Graph [Table Text Block]
	Institutional Shares	CRSP US Large Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$5,172,206	$5,173,192	$5,090,054
2015	$5,161,071	$5,162,318	$5,096,078
2015	$4,850,557	$4,852,558	$4,725,720
2015	$5,166,364	$5,169,146	$5,022,045
2016	$5,184,201	$5,187,759	$5,067,957
2016	$5,237,051	$5,240,785	$5,200,452
2016	$5,506,240	$5,510,594	$5,431,090
2016	$5,483,263	$5,487,362	$5,655,796
2017	$6,010,352	$6,015,412	$5,983,419
2017	$6,292,054	$6,299,025	$6,163,391
2017	$6,597,669	$6,605,030	$6,444,880
2017	$7,008,395	$7,015,991	$6,852,694
2018	$7,091,729	$7,099,894	$6,811,260
2018	$7,509,687	$7,519,105	$7,075,085
2018	$8,095,196	$8,104,137	$7,577,897
2018	$6,774,811	$6,781,644	$6,489,745
2019	$7,919,591	$7,928,864	$7,400,938
2019	$8,295,635	$8,305,936	$7,703,509
2019	$8,460,871	$8,472,710	$7,791,070
2019	$9,298,989	$9,312,048	$8,495,073
2020	$8,022,127	$8,034,396	$6,714,437
2020	$10,351,680	$10,369,501	$8,197,568
2020	$11,697,501	$11,719,129	$8,941,465
2020	$13,037,027	$13,061,828	$10,261,256
2021	$13,231,913	$13,258,100	$10,922,971
2021	$14,779,576	$14,810,291	$11,828,254
2021	$14,983,555	$15,015,519	$11,814,249
2021	$16,591,760	$16,627,612	$12,894,041
2022	$14,884,555	$14,918,270	$12,197,836
2022	$11,548,330	$11,573,830	$10,144,127
2022	$11,110,354	$11,135,919	$9,681,223
2022	$11,093,815	$11,119,282	$10,375,952
2023	$13,007,992	$13,039,644	$11,127,602
2023	$14,778,121	$14,817,253	$12,061,484
2023	$14,233,289	$14,271,248	$11,664,700
2023	$16,283,627	$16,329,800	$13,079,813
2024	$18,059,512	$18,112,151	$14,393,774
2024	$19,624,088	$19,683,969	$14,860,033
2024	$20,197,907	$20,260,532	$15,775,361
2024	$21,605,407	$21,675,267	$16,202,621

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	32.68%	18.37%	15.76%
CRSP US Large Cap Growth Index	32.73%	18.41%	15.80%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 284,976,000,000
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 4,355,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$284,976
Number of Portfolio Holdings	183
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$4,355

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	0.7%
Consumer Discretionary	19.8%
Consumer Staples	0.4%
Energy	0.8%
Financials	2.7%
Health Care	5.7%
Industrials	8.4%
Real Estate	1.3%
Technology	59.0%
Telecommunications	0.9%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007787
Shareholder Report [Line Items]
Fund Name	Large-Cap Index Fund
Class Name	Investor Shares
Trading Symbol	VLACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Ten of the benchmark’s 11 industry sectors posted positive returns. Technology stocks contributed by far the most to the benchmark’s return. Consumer discretionary, financials, and industrials also performed well. Basic materials, the only sector that produced a negative return, contributed the least.

  For the decade ended December 31, 2024, the Fund tracked its benchmark, which returned about 13%, annualized.

Line Graph [Table Text Block]
	Investor Shares	CRSP US Large Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,125	$10,131	$10,180
2015	$10,137	$10,147	$10,192
2015	$9,457	$9,470	$9,451
2015	$10,093	$10,111	$10,044
2016	$10,189	$10,217	$10,136
2016	$10,436	$10,471	$10,401
2016	$10,855	$10,894	$10,862
2016	$11,254	$11,298	$11,312
2017	$11,946	$11,998	$11,967
2017	$12,323	$12,381	$12,327
2017	$12,870	$12,935	$12,890
2017	$13,718	$13,792	$13,705
2018	$13,621	$13,699	$13,623
2018	$14,083	$14,170	$14,150
2018	$15,142	$15,239	$15,156
2018	$13,088	$13,179	$12,979
2019	$14,884	$14,993	$14,802
2019	$15,517	$15,636	$15,407
2019	$15,753	$15,882	$15,582
2019	$17,175	$17,322	$16,990
2020	$13,836	$13,959	$13,429
2020	$16,793	$16,948	$16,395
2020	$18,418	$18,598	$17,883
2020	$20,763	$20,976	$20,523
2021	$21,934	$22,164	$21,846
2021	$23,850	$24,110	$23,657
2021	$23,929	$24,204	$23,629
2021	$26,341	$26,653	$25,788
2022	$24,926	$25,229	$24,396
2022	$20,730	$20,990	$20,288
2022	$19,738	$19,995	$19,362
2022	$21,130	$21,411	$20,752
2023	$22,756	$23,069	$22,255
2023	$24,762	$25,114	$24,123
2023	$23,994	$24,343	$23,329
2023	$26,859	$27,251	$26,160
2024	$29,637	$30,081	$28,788
2024	$30,902	$31,378	$29,720
2024	$32,676	$33,192	$31,551
2024	$33,560	$34,106	$32,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	24.95%	14.34%	12.87%
CRSP US Large Cap Index	25.15%	14.51%	13.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 56,785,000,000
Holdings Count | Holding	494
Advisory Fees Paid, Amount	$ 955,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$56,785
Number of Portfolio Holdings	494
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$955

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.2%
Consumer Discretionary	15.1%
Consumer Staples	4.0%
Energy	3.2%
Financials	10.8%
Health Care	9.8%
Industrials	11.3%
Real Estate	2.0%
Technology	38.0%
Telecommunications	2.0%
Utilities	2.5%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007790
Shareholder Report [Line Items]
Fund Name	Large-Cap Index Fund
Class Name	ETF Shares
Trading Symbol	VV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Ten of the benchmark’s 11 industry sectors posted positive returns. Technology stocks contributed by far the most to the benchmark’s return. Consumer discretionary, financials, and industrials also performed well. Basic materials, the only sector that produced a negative return, contributed the least.

  For the decade ended December 31, 2024, the Fund tracked its benchmark, which returned about 13%, annualized.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	CRSP US Large Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,129	$10,131	$10,180
2015	$10,145	$10,147	$10,192
2015	$9,468	$9,470	$9,451
2015	$10,107	$10,111	$10,044
2016	$10,207	$10,217	$10,136
2016	$10,459	$10,471	$10,401
2016	$10,881	$10,894	$10,862
2016	$11,284	$11,298	$11,312
2017	$11,982	$11,998	$11,967
2017	$12,362	$12,381	$12,327
2017	$12,916	$12,935	$12,890
2017	$13,771	$13,792	$13,705
2018	$13,677	$13,699	$13,623
2018	$14,147	$14,170	$14,150
2018	$15,214	$15,239	$15,156
2018	$13,160	$13,179	$12,979
2019	$14,968	$14,993	$14,802
2019	$15,609	$15,636	$15,407
2019	$15,854	$15,882	$15,582
2019	$17,290	$17,322	$16,990
2020	$13,927	$13,959	$13,429
2020	$16,908	$16,948	$16,395
2020	$18,551	$18,598	$17,883
2020	$20,920	$20,976	$20,523
2021	$22,104	$22,164	$21,846
2021	$24,043	$24,110	$23,657
2021	$24,132	$24,204	$23,629
2021	$26,572	$26,653	$25,788
2022	$25,153	$25,229	$24,396
2022	$20,924	$20,990	$20,288
2022	$19,933	$19,995	$19,362
2022	$21,344	$21,411	$20,752
2023	$22,995	$23,069	$22,255
2023	$25,032	$25,114	$24,123
2023	$24,265	$24,343	$23,329
2023	$27,169	$27,251	$26,160
2024	$29,989	$30,081	$28,788
2024	$31,279	$31,378	$29,720
2024	$33,085	$33,192	$31,551
2024	$33,993	$34,106	$32,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	25.12%	14.48%	13.02%
ETF Shares Market Price	25.05%	14.48%	13.01%
CRSP US Large Cap Index	25.15%	14.51%	13.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 56,785,000,000
Holdings Count | Holding	494
Advisory Fees Paid, Amount	$ 955,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$56,785
Number of Portfolio Holdings	494
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$955

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.2%
Consumer Discretionary	15.1%
Consumer Staples	4.0%
Energy	3.2%
Financials	10.8%
Health Care	9.8%
Industrials	11.3%
Real Estate	2.0%
Technology	38.0%
Telecommunications	2.0%
Utilities	2.5%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007788
Shareholder Report [Line Items]
Fund Name	Large-Cap Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VLCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Ten of the benchmark’s 11 industry sectors posted positive returns. Technology stocks contributed by far the most to the benchmark’s return. Consumer discretionary, financials, and industrials also performed well. Basic materials, the only sector that produced a negative return, contributed the least.

  For the decade ended December 31, 2024, the Fund tracked its benchmark, which returned about 13%, annualized.

Line Graph [Table Text Block]
	Admiral Shares	CRSP US Large Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,131	$10,131	$10,180
2015	$10,146	$10,147	$10,192
2015	$9,468	$9,470	$9,451
2015	$10,107	$10,111	$10,044
2016	$10,206	$10,217	$10,136
2016	$10,457	$10,471	$10,401
2016	$10,881	$10,894	$10,862
2016	$11,284	$11,298	$11,312
2017	$11,981	$11,998	$11,967
2017	$12,363	$12,381	$12,327
2017	$12,915	$12,935	$12,890
2017	$13,769	$13,792	$13,705
2018	$13,675	$13,699	$13,623
2018	$14,145	$14,170	$14,150
2018	$15,211	$15,239	$15,156
2018	$13,153	$13,179	$12,979
2019	$14,961	$14,993	$14,802
2019	$15,603	$15,636	$15,407
2019	$15,847	$15,882	$15,582
2019	$17,283	$17,322	$16,990
2020	$13,924	$13,959	$13,429
2020	$16,905	$16,948	$16,395
2020	$18,548	$18,598	$17,883
2020	$20,918	$20,976	$20,523
2021	$22,100	$22,164	$21,846
2021	$24,038	$24,110	$23,657
2021	$24,128	$24,204	$23,629
2021	$26,568	$26,653	$25,788
2022	$25,147	$25,229	$24,396
2022	$20,920	$20,990	$20,288
2022	$19,926	$19,995	$19,362
2022	$21,335	$21,411	$20,752
2023	$22,987	$23,069	$22,255
2023	$25,019	$25,114	$24,123
2023	$24,253	$24,343	$23,329
2023	$27,155	$27,251	$26,160
2024	$29,973	$30,081	$28,788
2024	$31,261	$31,378	$29,720
2024	$33,067	$33,192	$31,551
2024	$33,972	$34,106	$32,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	25.10%	14.47%	13.01%
CRSP US Large Cap Index	25.15%	14.51%	13.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 56,785,000,000
Holdings Count | Holding	494
Advisory Fees Paid, Amount	$ 955,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$56,785
Number of Portfolio Holdings	494
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$955

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.2%
Consumer Discretionary	15.1%
Consumer Staples	4.0%
Energy	3.2%
Financials	10.8%
Health Care	9.8%
Industrials	11.3%
Real Estate	2.0%
Technology	38.0%
Telecommunications	2.0%
Utilities	2.5%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007789
Shareholder Report [Line Items]
Fund Name	Large-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	VLISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Large Cap Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.

  Ten of the benchmark’s 11 industry sectors posted positive returns. Technology stocks contributed by far the most to the benchmark’s return. Consumer discretionary, financials, and industrials also performed well. Basic materials, the only sector that produced a negative return, contributed the least.

  For the decade ended December 31, 2024, the Fund tracked its benchmark, which returned about 13%, annualized.

Line Graph [Table Text Block]
	Institutional Shares	CRSP US Large Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$5,064,717	$5,065,516	$5,090,054
2015	$5,072,527	$5,073,505	$5,096,078
2015	$4,733,990	$4,735,147	$4,725,720
2015	$5,053,400	$5,055,301	$5,022,045
2016	$5,103,277	$5,108,683	$5,067,957
2016	$5,229,161	$5,235,336	$5,200,452
2016	$5,440,308	$5,446,752	$5,431,090
2016	$5,642,490	$5,649,147	$5,655,796
2017	$5,991,191	$5,998,908	$5,983,419
2017	$6,181,690	$6,190,331	$6,163,391
2017	$6,458,545	$6,467,479	$6,444,880
2017	$6,885,803	$6,895,840	$6,852,694
2018	$6,838,894	$6,849,549	$6,811,260
2018	$7,073,732	$7,084,928	$7,075,085
2018	$7,608,102	$7,619,330	$7,577,897
2018	$6,579,032	$6,589,492	$6,489,745
2019	$7,483,290	$7,496,460	$7,400,938
2019	$7,803,771	$7,817,991	$7,703,509
2019	$7,925,711	$7,941,245	$7,791,070
2019	$8,644,126	$8,661,148	$8,495,073
2020	$6,965,480	$6,979,504	$6,714,437
2020	$8,456,359	$8,474,167	$8,197,568
2020	$9,278,618	$9,298,973	$8,941,465
2020	$10,463,503	$10,487,871	$10,261,256
2021	$11,056,106	$11,081,893	$10,922,971
2021	$12,025,908	$12,055,038	$11,828,254
2021	$12,071,091	$12,102,197	$11,814,249
2021	$13,291,936	$13,326,426	$12,894,041
2022	$12,581,600	$12,614,703	$12,197,836
2022	$10,466,554	$10,494,854	$10,144,127
2022	$9,969,679	$9,997,506	$9,681,223
2022	$10,675,192	$10,705,638	$10,375,952
2023	$11,501,196	$11,534,395	$11,127,602
2023	$12,519,377	$12,556,892	$12,061,484
2023	$12,134,906	$12,171,529	$11,664,700
2023	$13,587,701	$13,625,638	$13,079,813
2024	$14,998,319	$15,040,525	$14,393,774
2024	$15,643,823	$15,689,004	$14,860,033
2024	$16,546,919	$16,596,133	$15,775,361
2024	$17,000,884	$17,052,813	$16,202,621

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	25.12%	14.49%	13.02%
CRSP US Large Cap Index	25.15%	14.51%	13.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 56,785,000,000
Holdings Count | Holding	494
Advisory Fees Paid, Amount	$ 955,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$56,785
Number of Portfolio Holdings	494
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$955

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.2%
Consumer Discretionary	15.1%
Consumer Staples	4.0%
Energy	3.2%
Financials	10.8%
Health Care	9.8%
Industrials	11.3%
Real Estate	2.0%
Technology	38.0%
Telecommunications	2.0%
Utilities	2.5%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature